CONSOLIDATED BALANCE SHEETS (USD $) In Millions, unless otherwise specified	Sep. 30, 2014		Sep. 30, 2013
Current Assets
Cash and cash equivalents	$ 1,129.0		$ 998.3
Trade receivables, net	495.0	[1]	480.6	[2]
Inventories	616.9		616.3
Other current assets	488.7		473.2
Total current assets	2,729.6		2,568.4
Property, plant and equipment, net	751.7		755.6
Goodwill	1,487.4		1,475.8
Other intangible assets, net	1,847.3		1,835.5
Other assets	112.7		82.1
Total assets	6,928.7		6,717.4
Current liabilities
Current maturities of long-term debt	230.0		140.0
Notes payable	289.5		99.0
Accounts payable	397.1		340.4
Other current liabilities	657.1		574.0
Total current liabilities	1,573.7		1,153.4
Long-term debt	1,768.9		1,998.8
Other liabilities	1,063.8		1,111.6
Total liabilities	4,406.4		4,263.8
Shareholders' equity
Preferred stock, $.01 par value, none outstanding	0		0
Common stock, $.01 par value, 65,251,989 and 65,251,989 shares issued at 2014 and 2013, respectively	0.7		0.7
Additional paid-in capital	1,641.3		1,628.9
Retained earnings	1,373.0		1,144.1
Common stock in treasury, at cost, 3,427,639 and 2,927,695 shares at 2014 and 2013, respectively	(221.6)		(147.2)
Accumulated other comprehensive loss	(271.1)		(172.9)
Total shareholders' equity	2,522.3		2,453.6
Total liabilities and shareholders' equity	$ 6,928.7		$ 6,717.4

[1]	Trade receivables, net for the Non-Guarantors includes approximately $247.9 at September 30, 2014 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.
[2]	Trade receivables, net for the Non-Guarantors includes approximately $221.4 at September 30, 2013 of U.S. trade receivables sold from the Guarantors to Energizer Receivables Funding Corp ("ERF"), a 100% owned, special purpose subsidiary, which is a non-guarantor of the Notes. These receivables are used by ERF to securitize the borrowings under the Company's receivable securitization facility. The trade receivables are short-term in nature (on average less than 90 days). As payment of the receivable obligation is received from the customer, ERF remits the cash to the Guarantors in payment for the purchase of the receivables. Cost and expenses paid by ERF related to the receivable securitization facility are re-billed to the Guarantors by way of intercompany services fees.